Share Capital (Information) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Average cost shares repurchased for cancellation	$ 50.82	$ 47.31	$ 74.73
Dividends paid, ordinary shares		$ 1,063	$ 1,050
Declared dividends paid subsequent to year end.		$ 0.54
Dividend Recognised as Distributions to Owners		$ 2.16	$ 2.12
Increase Decrease In Number Of Shares Outstanding	1,887,537	3,944,903	13,378,189
Quarterly Declaration [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		$ 0.54
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Increase Decrease In Number Of Shares Outstanding		(3,944,903)	(13,378,189)
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 1,063	$ 1,050
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			10.00%
Maximum Number Of Common Shares Repurchased For Cancellation				55,111,110
Increase Decrease In Number Of Shares Outstanding			55,111,110
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased		5.00%
Maximum Number Of Common Shares Repurchased For Cancellation			24,962,194
Increase Decrease In Number Of Shares Outstanding		5,375,397
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased	5.00%
Maximum Number Of Common Shares Repurchased For Cancellation		24,728,159
Increase Decrease In Number Of Shares Outstanding	3,944,903
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ (1,063)	$ (1,050)
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased	5.00%
Period of Share Repurchase		March 3, 2025
Maximum Number Of Common Shares Repurchased For Cancellation	24,462,941
Increase Decrease In Number Of Shares Outstanding	0
Dividend declared [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		$ 0.545
Dividends Proposed or Declared Before Financial Statements Authorised for Issue	$ 265
Expiry Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 7, 2023
Expiry Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 29, 2024
Expiry Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase	February 28, 2025
Expiry Date [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		March 2, 2026
Commencement Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase				March 1, 2022
Commencement Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			March 1, 2023
Commencement Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		March 1, 2024